UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-03651

Touchstone Strategic Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments
Touchstone Diversified Small Cap Growth Fund – June 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 97.7%

Health Care — 22.7%
Acorda Therapeutics, Inc.*	10,321	$340,490
Aegerion Pharmaceuticals, Inc.*	1,910	120,979
Auxilium Pharmaceuticals, Inc.*	18,295	304,246
BioMarin Pharmaceutical, Inc.*	9,576	534,245
DexCom, Inc.*	11,260	252,787
Endologix, Inc.*	31,850	422,968
Fluidigm Corp.*	26,519	463,022
Genomic Health, Inc.*	13,477	427,356
Incyte Corp. Ltd.*†	13,310	292,820
Insulet Corp.*	12,513	393,033
NPS Pharmaceuticals, Inc.*	34,060	514,306
NxStage Medical, Inc.*	26,949	384,832
Onyx Pharmaceuticals, Inc.*	5,834	506,509
RTI Biologics, Inc.*	73,195	275,213
Salix Pharmaceuticals Ltd.*	4,350	287,752
Spectranetics Corp.*	30,152	563,239
Thoratec Corp.*	7,550	236,390
ViroPharma, Inc.*	11,955	342,511
Wright Medical Group, Inc.*	10,765	282,151
		6,944,849

Information Technology — 20.9%
Aspen Technology, Inc.*	14,445	415,872
Bankrate, Inc.*	25,704	369,109
Blackbaud, Inc.	12,595	410,219
Cadence Design Systems, Inc.*	28,300	409,784
CommVault Systems, Inc.*	2,730	207,180
EPAM Systems, Inc.*	9,703	263,728
FEI Co.	5,575	406,919
Heartland Payment Systems, Inc.	3,500	130,375
InterXion Holding NV (Netherlands)*	11,637	304,075
j2 Global, Inc.	10,659	453,114
MAXIMUS, Inc.	6,505	484,492
Microsemi Corp.*	18,232	414,778
NQ Mobile, Inc. ADR*†	15,285	123,503
Photronics, Inc.*	11,056	89,111
Power Integrations, Inc.	4,790	194,282
PTC, Inc.*	8,501	208,530
Skyworks Solutions, Inc.*	11,536	252,523
Synaptics, Inc.*	8,000	308,480
SYNNEX Corp.*	5,814	245,817
Virtusa Corp.*	16,260	360,322
Web.com Group, Inc.*	13,980	357,888
		6,410,101

Industrials — 17.3%
Applied Industrial Technologies, Inc.	8,440	407,905
Belden, Inc.	7,080	353,504
Briggs & Stratton Corp.	12,360	244,728
CLARCOR, Inc.	2,975	155,325
EMCOR Group, Inc.	9,370	380,890
EnerSys, Inc.	6,520	319,741
Forward Air Corp.	7,673	293,722
Middleby Corp.*	2,622	445,977
Old Dominion Freight Line, Inc.*	7,193	299,352
Portfolio Recovery Associates, Inc.*	2,233	343,056
Raven Industries, Inc.	11,833	354,753
Sykes Enterprises, Inc.*	18,975	299,046
Tetra Tech, Inc.*	14,278	335,676
Trex Co., Inc.*	4,475	212,518
Triumph Group, Inc.	4,270	337,970
US Airways Group, Inc.*†	14,655	240,635
Watts Water Technologies, Inc.	5,740	260,252
		5,285,050

Consumer Discretionary — 16.3%
Arctic Cat, Inc.	7,000	314,860
BJ's Restaurants, Inc.*	9,495	352,264
Bloomin' Brands, Inc.*	12,040	299,555
Bright Horizons Family Solutions, Inc.*	6,937	240,783
Cabela's, Inc.*	5,640	365,246
Chico's FAS, Inc.	19,322	329,633
Cinemark Holdings, Inc.	12,615	352,211
Ethan Allen Interiors, Inc.	10,985	316,368
Francesca's Holdings Corp.*	11,937	331,729
Hhgregg, Inc.*†	21,193	338,452
Papa John's International, Inc.*	6,055	395,815
Pool Corp.	9,617	504,028
Tenneco, Inc.*	8,930	404,350
Texas Roadhouse, Inc.	17,545	438,977
		4,984,271

Financials — 5.9%
Amtrust Financial Services, Inc.†	6,300	224,910
BancorpSouth, Inc.	16,110	285,147
Ezcorp, Inc. - Class A*	26,885	453,819
First Horizon National Corp.	27,910	312,592
Old National BanCorp. IN	28,375	392,426
Texas Capital Bancshares, Inc.*	2,815	124,873
		1,793,767

Energy — 5.2%
Carrizo Oil & Gas, Inc.*	3,210	90,939
Dril-Quip, Inc.*	3,235	292,088
Energy XXI Bermuda Ltd. (Bermuda)	10,930	242,427
Forum Energy Technologies, Inc.*	6,300	191,709
Gulfport Energy Corp.*	4,630	217,934
Helix Energy Solutions Group, Inc.*	14,738	339,564
Rentech, Inc.	110,465	231,976
		1,606,637

Materials — 4.5%
Axiall Corp.	6,987	297,506
Chemtura Corp.*	17,175	348,652
HB Fuller Co.	8,670	327,813
LSB Industries, Inc.*	12,976	394,600
		1,368,571

Consumer Staples — 4.0%
Darling International, Inc.*	22,195	414,159
Lancaster Colony Corp.	5,117	399,075
Pricesmart, Inc.	4,795	420,186
		1,233,420

1

Touchstone Diversified Small Cap Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 97.7% (Continued)

Telecommunication Services — 0.9%
8x8, Inc.*	35,522	$292,701
Total Common Stocks		$29,919,367

Exchange Traded Fund — 0.8%
iShares Russell 2000 Growth Index Fund†	2,284	254,689

Investment Funds— 7.0%
Invesco Government & Agency Portfolio, Institutional Class**	1,446,478	1,446,478
Touchstone Institutional Money Market Fund^	685,930	685,930
Total Investment Funds		$2,132,408

Total Investment Securities —105.5%
(Cost $27,369,694)		$32,306,464

Liabilities in Excess of Other Assets — (5.5%)		(1,685,010)

Net Assets — 100.0%		$30,621,454

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2013 was $1,435,999.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$29,919,367	$—	$—	$29,919,367
Exchanged Traded Fund	254,689	—	—	254,689
Investment Funds	2,132,408	—	—	2,132,408

				$32,306,464

See accompanying Notes to Portfolios of Investments.

2

Portfolio of Investments
Touchstone Growth Opportunities Fund – June 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 96.3%

Information Technology — 21.0%
Alliance Data Systems Corp.*†	30,850	$5,584,776
Apple, Inc.	24,962	9,886,949
Citrix Systems, Inc.*	41,310	2,492,232
Cognizant Technology Solutions Corp. -
Class A*	8,510	532,811
Google, Inc. - Class A*	8,901	7,836,173
LinkedIn Corp. - Class A*	11,875	2,117,312
Nuance Communications, Inc.*	120,740	2,219,201
QUALCOMM, Inc.	47,249	2,885,969
Red Hat, Inc.*	58,150	2,780,733
Salesforce.com, Inc.*	79,610	3,039,510
Visa, Inc. - Class A	29,080	5,314,370
		44,690,036

Health Care — 17.2%
Actavis, Inc.*	33,860	4,273,809
ArthroCare Corp.*	121,800	4,205,754
Bristol-Myers Squibb Co.	95,740	4,278,621
Celgene Corp.*	77,120	9,016,099
Cooper Cos., Inc. (The)	32,800	3,904,840
Medivation, Inc.*	59,930	2,948,556
Merck & Co., Inc.	70,560	3,277,512
Thermo Fisher Scientific, Inc.	54,780	4,636,031
		36,541,222

Consumer Discretionary — 16.2%
Amazon.com, Inc.*	10,460	2,904,637
BorgWarner, Inc.*	25,040	2,157,195
Gannett Co., Inc.	101,410	2,480,489
Home Depot, Inc. (The)	53,720	4,161,688
Liberty Global PLC- Class A*	31,200	2,311,296
priceline.com, Inc.*	4,430	3,664,186
Signet Jewelers Ltd. (Bermuda)	38,120	2,570,432
Starbucks Corp.	58,510	3,831,820
Toll Brothers, Inc.*	64,560	2,106,593
Walt Disney Co. (The)	55,850	3,526,928
Williams-Sonoma, Inc.	85,630	4,785,861
		34,501,125

Consumer Staples — 12.0%
B&G Foods, Inc.	104,430	3,555,842
Coca-Cola Co. (The)	50,710	2,033,978
Costco Wholesale Corp.	39,000	4,312,230
Hershey Co. (The)	49,470	4,416,682
Kraft Foods Group, Inc.	64,003	3,575,848
Mondelez International, Inc. - Class A	142,370	4,061,816
WhiteWave Foods Co.- Class A*†	65,070	1,057,388
Whole Foods Market, Inc.	48,220	2,482,366
		25,496,150

Industrials — 10.7%
BE Aerospace, Inc.*	45,741	2,885,342
Danaher Corp.	56,380	3,568,854
Hexcel Corp.*	93,963	3,199,440
JB Hunt Transport Services, Inc.	29,960	2,164,310
Norfolk Southern Corp.	50,240	3,649,936
Titan International, Inc.†	73,930	1,247,199
United Technologies Corp.	34,750	3,229,665
WESCO International, Inc.*†	40,960	2,783,642
		22,728,388

Energy — 6.9%
CONSOL Energy, Inc.	76,590	2,075,589
Halliburton Co.	53,720	2,241,198
National Oilwell Varco, Inc.	44,860	3,090,854
Tesoro Corp.	58,153	3,042,565
Valero Energy Corp.	75,710	2,632,437
Weatherford International Ltd.
(Switzerland)*	118,790	1,627,423
		14,710,066

Financials — 5.7%
American International Group, Inc.*	109,570	4,897,779
Ameriprise Financial, Inc.	44,320	3,584,602
CBRE Group, Inc. - Class A*	160,100	3,739,936
		12,222,317

Materials — 5.7%
Eastman Chemical Co.	31,900	2,233,319
International Paper Co.	66,840	2,961,680
Monsanto Co.	41,490	4,099,212
PPG Industries, Inc.	19,830	2,903,310
		12,197,521

Telecommunication Services — 0.9%
Vodafone Group PLC ADR,
(United Kingdom)	68,930	1,981,048
Total Common Stocks		$205,067,873

Investment Funds— 8.2%
Invesco Government & Agency
Portfolio, Institutional Class**	7,210,520	7,210,520
Touchstone Institutional Money Market
Fund^	10,267,680	10,267,680
Total Investment Funds		$17,478,200

Total Investment Securities —104.5%
(Cost $194,546,618)		$222,546,073

Liabilities in Excess of Other Assets — (4.5%)		(9,502,360)

Net Assets — 100.0%		$213,043,713

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2013 was $7,030,393.

3

Touchstone Growth Opportunities Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$205,067,873	$—	$—	$205,067,873
Investment Funds	17,478,200	—	—	17,478,200

				$222,546,073

See accompanying Notes to Portfolios of Investments.

4

Portfolio of Investments
Touchstone Large Cap Growth Fund – June 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 95.3%

Health Care — 27.8%
Actavis, Inc.*	145,000	$18,301,900
AmerisourceBergen Corp.	614,900	34,329,867
Amgen, Inc.	156,500	15,440,290
Biogen Idec, Inc.*	158,625	34,136,100
DaVita HealthCare Partners, Inc.*	255,800	30,900,640
Johnson & Johnson	164,600	14,132,556
McKesson Corp.	164,500	18,835,250
Mylan, Inc.*	675,100	20,948,353
Novartis AG ADR, (Switzerland)	189,300	13,385,403
ResMed, Inc.†	378,000	17,059,140
Thermo Fisher Scientific, Inc.	380,000	32,159,400
		249,628,899

Information Technology — 14.8%
Alliance Data Systems Corp.*	215,010	38,923,260
FleetCor Technologies, Inc.*	209,500	17,032,350
LinkedIn Corp. - Class A*	138,200	24,641,060
Visa, Inc. - Class A	191,054	34,915,118
Yahoo!, Inc.*	702,100	17,629,731
		133,141,519

Consumer Discretionary — 14.8%
Comcast Corp. - Class A	502,810	21,057,683
Home Depot, Inc. (The)	338,165	26,197,643
Lowe's Cos., Inc.	689,200	28,188,280
PulteGroup, Inc.*	963,000	18,268,110
Time Warner, Inc.	309,500	17,895,290
Walt Disney Co. (The)	332,330	20,986,640
		132,593,646

Consumer Staples — 10.7%
Church & Dwight Co., Inc.	379,658	23,428,695
Clorox Co. (The)	207,200	17,226,608
Costco Wholesale Corp.	179,930	19,894,860
Hershey Co. (The)	216,280	19,309,478
Kimberly-Clark Corp.	162,300	15,765,822
		95,625,463

Energy — 7.9%
Cabot Oil & Gas Corp.	223,200	15,851,664
HollyFrontier Corp.	398,500	17,047,830
Marathon Petroleum Corp.	344,600	24,487,276
Tesoro Corp.	260,100	13,608,432
		70,995,202

Industrials — 4.8%
Raytheon Co.	396,030	26,185,504
Southwest Airlines Co.	1,332,200	17,172,058
		43,357,562

Utilities — 4.6%
NiSource, Inc.	679,425	19,458,732
Sempra Energy	264,000	21,584,640
		41,043,372

Financials — 4.2%
American Tower Corp. REIT	154,736	11,322,033
Discover Financial Services	546,600	26,040,024
		37,362,057

Telecommunication Services — 3.7%
Crown Castle International Corp.*	274,843	19,895,885
SK Telecom Co. Ltd. ADR, (Korea)	654,000	13,295,820
		33,191,705

Materials — 2.0%
PPG Industries, Inc.	120,400	17,627,764
Total Common Stocks		$854,567,189

Investment Funds— 8.9%
Invesco Government & Agency
Portfolio, Institutional Class**	70,054,456	70,054,456
Touchstone Institutional Money Market
Fund^	10,212,138	10,212,138
Total Investment Funds		$80,266,594

Total Investment Securities —104.2%
(Cost $841,264,285)		$934,833,783

Liabilities in Excess of Other Assets — (4.2%)		(37,988,325)

Net Assets — 100.0%		$896,845,458

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2013 was $68,570,690.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

5

Touchstone Large Cap Growth Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$854,567,189	$—	$—	$854,567,189
Investment Funds	80,266,594	—	—	80,266,594

				$934,833,783

See accompanying Notes to Portfolios of Investments.

6

Portfolio of Investments
Touchstone Mid Cap Growth Fund – June 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 99.1%

Consumer Discretionary — 25.9%
Abercrombie & Fitch Co. - Class A	133,860	$6,057,165
Allison Transmission Holdings, Inc.	410,135	9,465,916
AMC Networks, Inc. - Class A*	160,450	10,495,034
Darden Restaurants, Inc.	100,630	5,079,802
Discovery Communications, Inc. - Class A*	117,720	9,089,161
Dollar General Corp.*	131,960	6,654,743
GameStop Corp. - Class A†	206,970	8,698,949
Gannett Co., Inc.	305,700	7,477,422
GNC Holdings, Inc. - Class A	137,660	6,085,949
Jarden Corp.*	229,275	10,030,781
Liberty Global PLC- Class A*	94,940	7,033,155
Mattel, Inc.	285,770	12,948,239
Mohawk Industries, Inc.*	111,080	12,495,389
Nordstrom, Inc.	181,330	10,868,920
NVR, Inc.*	9,019	8,315,518
PVH Corp.	51,270	6,411,314
Starwood Hotels & Resorts Worldwide,
Inc.	123,420	7,798,910
Tiffany & Co.	87,340	6,361,846
Toll Brothers, Inc.*	219,310	7,156,085
Wynn Resorts Ltd.	52,220	6,684,160
		165,208,458

Information Technology — 22.5%
Akamai Technologies, Inc.*	153,800	6,544,190
Alliance Data Systems Corp.*†	103,960	18,819,879
Autodesk, Inc.*	215,510	7,314,409
Check Point Software Technologies Ltd.
(Israel)*	123,420	6,131,506
Equinix, Inc.*	25,160	4,647,555
F5 Networks, Inc.*	44,620	3,069,856
Gartner, Inc.*	135,766	7,737,304
Juniper Networks, Inc.*	381,650	7,369,662
LinkedIn Corp. - Class A*	58,386	10,410,224
Microchip Technology, Inc.	195,570	7,284,982
NetApp, Inc.	251,590	9,505,070
NICE Systems Ltd. (Israel) ADR	259,187	9,561,408
Nuance Communications, Inc.*†	190,830	3,507,455
Red Hat, Inc.*	214,560	10,260,259
Skyworks Solutions, Inc.*	381,650	8,354,318
Teradata Corp.*	149,050	7,486,782
Total System Services, Inc.	382,600	9,366,048
Xilinx, Inc.	161,400	6,393,054
		143,763,961

Health Care — 12.3%
Actavis, Inc.*	108,230	13,660,791
Cardinal Health, Inc.	144,310	6,811,432
Cooper Cos., Inc. (The)	137,659	16,388,305
CR Bard, Inc.	116,770	12,690,564
IDEXX Laboratories, Inc.*	75,950	6,818,791
Mettler-Toledo International, Inc.*	57,909	11,651,291
Warner Chilcott PLC - Class A	536,400	10,663,632
		78,684,806

Industrials — 10.3%
IHS, Inc. - Class A*	87,815	9,166,130
JB Hunt Transport Services, Inc.	144,310	10,424,954
Masco Corp.	492,730	9,603,308
Nielsen Holdings N.V.	262,031	8,801,621
Norfolk Southern Corp.	84,500	6,138,925
SPX Corp.	77,850	5,603,643
Stanley Black & Decker, Inc.	63,360	4,897,728
TransDigm Group, Inc.	69,775	10,938,627
		65,574,936

Energy — 10.0%
CONSOL Energy, Inc.	296,210	8,027,291
Denbury Resources, Inc.*	550,640	9,537,085
Ensco PLC- Class A	145,260	8,442,511
Tesoro Corp.	318,040	16,639,853
Valero Energy Corp.	307,600	10,695,252
Weatherford International Ltd.
(Switzerland)*	758,560	10,392,272
		63,734,264

Materials — 7.5%
Albemarle Corp.	102,530	6,386,594
Celanese Corp.	60,760	2,722,048
Crown Holdings, Inc.*	293,357	12,065,773
Eastman Chemical Co.	126,934	8,886,649
FMC Corp.	104,430	6,376,497
MeadWestvaco Corp.	168,040	5,731,844
Vulcan Materials Co.	117,720	5,698,825
		47,868,230

Financials — 6.6%
Ameriprise Financial, Inc.	182,280	14,742,806
CBRE Group, Inc. - Class A*	382,603	8,937,606
Reinsurance Group of America, Inc.	162,350	11,220,008
Willis Group Holdings PLC (United
Kingdom)	172,790	7,046,376
		41,946,796

Consumer Staples — 3.5%
Church & Dwight Co., Inc.	65,639	4,050,583
WhiteWave Foods Co. - Class A*†	370,264	6,016,790
Whole Foods Market, Inc.	243,046	12,512,008
		22,579,381

Telecommunication Services — 0.5%
SBA Communications Corp. - Class A*	39,870	2,955,164
Total Common Stocks		$632,315,996

Investment Funds— 2.9%
Invesco Government & Agency
Portfolio, Institutional Class**	14,886,871	14,886,871
Touchstone Institutional Money Market
Fund^	3,793,511	3,793,511
Total Investment Funds		$18,680,382

7

Touchstone Mid Cap Growth Fund (Unaudited) (Continued)

Market
Value

Total Investment Securities —102.0%
(Cost $567,084,678)	$650,996,378

Liabilities in Excess of Other Assets — (2.0%)	(12,699,717)

Net Assets — 100.0%	$638,296,661

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2013 was $14,673,393.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$632,315,996	$—	$—	$632,315,996
Investment Funds	18,680,382	—	—	18,680,382

				$650,996,378

See accompanying Notes to Portfolios of Investments.

8

Portfolio of Investments
Touchstone Focused Fund – June 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 93.7%

Financials — 18.0%
Bank of America Corp.	3,036,133	$39,044,670
Bank of New York Mellon Corp. (The)	1,488,299	41,746,787
CME Group, Inc.	169,816	12,902,620
Goldman Sachs Group, Inc. (The)	286,907	43,394,684
		137,088,761

Industrials — 16.1%
AGCO Corp.	237,166	11,903,362
Alliant Techsystems, Inc.	513,341	42,263,365
Esterline Technologies Corp.*	289,200	20,906,268
II-VI, Inc.*	703,206	11,434,130
Kennametal, Inc.	412,035	15,999,319
Oshkosh Corp.*	325,884	12,373,815
Universal Forest Products, Inc.	195,321	7,797,214
		122,677,473

Information Technology — 13.4%
Apple, Inc.	49,808	19,727,953
Avnet, Inc.*	517,981	17,404,162
Google, Inc. - Class A*	36,555	32,181,925
Microsoft Corp.	384,058	13,261,523
Oracle Corp.	650,370	19,979,366
		102,554,929
Consumer Staples — 10.9%
CVS Caremark Corp.	215,573	12,326,464
Mondelez International, Inc. - Class A	1,213,732	34,627,774
Sysco Corp.	717,760	24,518,682
TESCO PLC ADR†	795,268	12,127,837
		83,600,757

Energy — 10.6%
Devon Energy Corp.	303,986	15,770,794
Exxon Mobil Corp.	203,532	18,389,116
Halliburton Co.	337,630	14,085,924
National Oilwell Varco, Inc.	249,592	17,196,889
World Fuel Services Corp.	393,492	15,731,810
		81,174,533

Consumer Discretionary — 10.1%
Carnival Corp.	564,014	19,340,040
International Speedway Corp. - Class A	381,150	11,994,790
Royal Caribbean Cruises Ltd.	485,156	16,175,101
Sotheby's†	219,380	8,316,696
Speedway Motorsports, Inc.	107,726	1,874,432
Time Warner Cable, Inc.	171,144	19,250,277
		76,951,336

Health Care — 8.7%
Owens & Minor, Inc.†	765,706	25,903,834
WellPoint, Inc.	494,236	40,448,274
		66,352,108

Telecommunication Services — 5.9%
France Telecom SA ADR†	1,705,365	16,115,699
KDDI Corp. ADR	2,217,910	28,755,203
		44,870,902
Total Common Stocks		$715,270,799

Investment Funds— 7.0%
Invesco Government & Agency
Portfolio, Institutional Class**	29,150,201	29,150,201
Touchstone Institutional Money Market
Fund^	24,546,094	24,546,094
Total Investment Funds		$53,696,295

Total Investment Securities —100.7%
(Cost $731,958,788)		$768,967,094

Liabilities in Excess of Other Assets — (0.7%)		(5,598,372)

Net Assets — 100.0%		$763,368,722

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2013 was $28,110,041.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

9

Touchstone Focused Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$715,270,799	$—	$—	$715,270,799
Investment Funds	53,696,295	—	—	53,696,295

				$768,967,094

See accompanying Notes to Portfolios of Investments.

10

Portfolio of Investments
Touchstone International Value Fund – June 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 98.3%

United Kingdom — 19.5%
Anglo American PLC	66,598	$1,282,367
Barclays PLC	565,931	2,396,780
BP PLC	542,246	3,754,601
Dairy Crest Group PLC	266,747	1,842,740
DS Smith PLC	680,228	2,559,598
Imperial Tobacco Group PLC	111,139	3,854,063
National Grid PLC	292,705	3,321,135
Royal Dutch Shell PLC - Class A	104,022	3,323,381
Sage Group PLC (The)	282,653	1,462,532
		23,797,197

Switzerland — 11.8%
ABB Ltd.	77,572	1,684,402
ABB Ltd. ADR†	37,100	803,586
Credit Suisse Group AG	104,156	2,762,276
Helvetia Holding AG	2,277	919,671
Lonza Group AG	24,700	1,860,574
Novartis AG	59,649	4,237,412
Zurich Insurance Group AG	7,862	2,039,267
		14,307,188

Japan — 11.2%
Amada Co. Ltd.	418,000	2,760,536
Canon, Inc.	74,600	2,433,263
ITOCHU Corp.	270,400	3,121,678
Mabuchi Motor Co. Ltd.	49,700	2,655,878
Sumitomo Corp.	195,000	2,432,093
Yokogawa Electric Corp.	17,800	213,033
		13,616,481

Norway — 8.5%
DNB ASA	211,201	3,057,961
Marine Harvest ASA†	3,081,670	3,125,122
Orkla ASA	251,867	2,063,250
Seadrill Ltd.†	46,900	1,910,706
Seadrill Ltd.	3,648	147,257
		10,304,296

Netherlands — 6.9%
Aegon N.V.	403,000	2,695,725
Delta Lloyd N.V.	151,200	3,029,866
ING Groep NV*	291,043	2,651,839
		8,377,430

France — 6.5%
Casino Guichard Perrachon SA	28,531	2,672,763
GDF Suez	47,536	930,908
Sanofi	41,925	4,344,973
		7,948,644

Singapore — 5.7%
Jardine Cycle & Carriage Ltd.	126,000	4,225,846
United Overseas Bank Ltd.	175,000	2,742,012
		6,967,858

Germany — 4.5%
Daimler AG	49,700	3,007,192
Deutsche Boerse AG	38,406	2,528,040
		5,535,232

Denmark — 3.9%
Danske Bank A/S*	128,025	2,189,569
TDC A/S	315,100	2,553,750
		4,743,319

Italy — 3.1%
Eni SpA	83,091	1,706,683
Snam SpA	459,908	2,095,226
		3,801,909

Brazil — 2.7%
Brookfield Incorporacoes SA*	602,600	413,193
Embraer SA ADR	78,800	2,906,932
		3,320,125

Spain — 2.1%
Banco Santander SA	405,988	2,590,469

Austria — 2.1%
Erste Group Bank AG	95,200	2,540,906

Ireland — 2.0%
CRH PLC	121,800	2,473,126

Korea — 1.6%
Shinhan Financial Group Co. Ltd.	59,050	1,944,118

Russia — 1.6%
Rosneft OAO GDR	279,500	1,939,506

Israel — 1.2%
Teva Pharmaceutical Industries Ltd. ADR	37,500	1,470,000

Hong Kong — 1.0%
Yue Yuen Industrial Holdings Ltd.	444,600	1,152,192

United States — 0.9%
Philip Morris International, Inc.	12,600	1,091,412

Cayman Islands — 0.7%
Dongyue Group†	1,987,700	794,460

Indonesia — 0.4%
Telekomunikasi Indonesia Persero Tbk
PT	460,800	522,317

Luxembourg — 0.4%
Arcelormittal	46,788	522,168
Total Common Stocks		$119,760,353

11

Touchstone International Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Investment Funds— 5.1%
Invesco Government & Agency
Portfolio, Institutional Class**	3,619,491	$3,619,491
Touchstone Institutional Money Market
Fund^	2,502,911	2,502,911
Total Investment Funds		$6,122,402

Total Investment Securities —103.4%
(Cost $128,128,513)		$125,882,755

Liabilities in Excess of Other Assets — (3.4%)		(4,081,932)

Net Assets — 100.0%		$121,800,823

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2013 was $3,459,968.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$119,760,353	$—	$—	$119,760,353
Investment Funds	6,122,402	—	—	6,122,402

				$125,882,755

% of Net
Industry Allocation	Assets
Financials	28.0%
Industrials	13.4%
Consumer Staples	12.0%
Energy	10.5%
Health Care	9.8%
Consumer Discretionary	7.2%
Materials	6.3%
Utilities	5.2%
Information Technology	3.4%
Telecommunication Services	2.5%
Investment Funds	5.1%
Other Assets/Liabilities (Net)	(3.4)%

Total	100.0%

See accompanying Notes to Portfolios of Investments.

12

Portfolio of Investments
Touchstone Small Cap Growth Fund – June 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 95.8%

Information Technology — 23.4%
Entegris, Inc.*	41,588	$390,511
Euronet Worldwide, Inc.*	17,023	542,353
ExlService Holdings, Inc.*	19,049	563,088
FEI Co.	8,311	606,620
Heartland Payment Systems, Inc.	23,910	890,647
IAC/InterActiveCorp	13,880	660,133
InterXion Holding NV (Netherlands)*	16,134	421,581
Ixia*	26,985	496,524
Lender Processing Services, Inc.	20,255	655,249
MAXIMUS, Inc.	7,087	527,840
Mellanox Technologies Ltd. (Israel)*	3,256	161,172
Mentor Graphics Corp.	33,210	649,256
Open Text Corp. (Canada)	7,173	491,135
PTC, Inc.*	8,012	196,534
RADWARE Ltd. (Israel)*	12,178	167,935
Semtech Corp.*	18,580	650,857
SolarWinds, Inc.*	9,062	351,696
Syntel, Inc.*	6,186	388,914
Ultratech, Inc.*	10,049	368,999
ViaSat, Inc.*	10,038	717,315
		9,898,359

Consumer Discretionary — 18.4%
ANN, Inc.*	9,313	309,192
Arctic Cat, Inc.	9,223	414,851
Cabela's, Inc.*	13,456	871,411
Chico's FAS, Inc.	19,498	332,636
Cracker Barrel Old Country Store, Inc.	10,435	987,777
Dillard's, Inc. - Class A	10,311	845,193
Domino's Pizza, Inc.	9,622	559,519
Jarden Corp.*	26,677	1,167,119
Lithia Motors, Inc. - Class A	23,684	1,262,594
Overstock.com, Inc.*	16,602	468,176
Thor Industries, Inc.	11,455	563,357
		7,781,825

Health Care — 17.9%
ABIOMED, Inc.*	30,914	666,506
Air Methods Corp.	10,441	353,741
Centene Corp.*	8,545	448,271
Charles River Laboratories International,
Inc.*	18,957	777,806
Genomic Health, Inc.*	10,146	321,730
Hanger, Inc.*	6,484	205,089
Health Management Associates, Inc.
- Class A*	49,695	781,205
HeartWare International, Inc.*	2,240	213,046
HMS Holdings Corp.*	7,552	175,962
ICON PLC (Ireland)*	17,898	634,126
Myriad Genetics, Inc.*	9,978	268,109
PAREXEL International Corp.*	16,511	758,515
PerkinElmer, Inc.	15,706	510,445
Santarus, Inc.*	29,602	623,122
United Therapeutics Corp.*	6,165	405,780
Wright Medical Group, Inc.*	16,366	428,953
		7,572,406

Industrials — 17.4%
Avis Budget Group, Inc.*	26,008	747,730
AZZ, Inc.	9,523	367,207
Chart Industries, Inc.*	3,576	336,466
DXP Enterprises, Inc.*	5,340	355,644
EnerSys, Inc.	9,234	452,835
Hexcel Corp.*	14,432	491,410
Kirby Corp.*	9,674	769,471
Lindsay Corp.	6,330	474,623
Middleby Corp.*	2,280	387,805
Primoris Services Corp.	13,541	267,029
Titan Machinery, Inc.*	10,704	210,120
Triumph Group, Inc.	7,604	601,857
United Rentals, Inc.*	16,885	842,730
Valmont Industries, Inc.	4,425	633,173
WABCO Holdings, Inc.*	5,955	444,779
		7,382,879

Financials — 12.2%
Amtrust Financial Services, Inc.	10,947	390,808
Bank of Hawaii Corp.	6,297	316,865
BOK Financial Corp.	12,323	789,288
CBOE Holdings, Inc.	17,506	816,480
City National Corp.	9,355	592,826
Evercore Partners, Inc. - Class A	14,901	585,311
Fidelity Southern Corp.*	12	148
HFF, Inc. - Class A	37,060	658,556
Janus Capital Group, Inc.	47,555	404,693
MarketAxess Holdings, Inc.	5,099	238,378
United Community Financial Corp.*	446	2,074
Virtus Investment Partners, Inc.*	2,014	355,008
		5,150,435

Energy — 3.7%
Atwood Oceanics, Inc.*	7,459	388,241
Geospace Technologies Corp.*	2,971	205,237
Matrix Service Co.*	19,154	298,419
W&T Offshore, Inc.	17,161	245,231
Western Refining, Inc.	15,958	447,941
		1,585,069

Materials — 2.8%
KapStone Paper and Packaging Corp.	9,346	375,522
Silgan Holdings, Inc.	17,572	825,181
		1,200,703
Total Common Stocks		$40,571,676

Investment Fund — 4.7%
Touchstone Institutional Money Market
Fund^	1,970,462	1,970,462

13

Touchstone Small Cap Growth Fund (Unaudited) (Continued)

Market
Value

Total Investment Securities —100.5%
(Cost $40,681,038)	$42,542,138

Liabilities in Excess of Other Assets — (0.5%)	(193,488)

Net Assets — 100.0%	$42,348,650

*	Non-income producing security.

^	Affiliated Fund.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$40,571,676	$—	$—	$40,571,676
Investment Fund	1,970,462	—	—	1,970,462

				$42,542,138

See accompanying Notes to Portfolios of Investments.

14

Portfolio of Investments
Touchstone Small Company Value Fund – June 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 97.0%

Financials — 29.7%
Anworth Mortgage Asset Corp. REIT	118,760	$665,056
Astoria Financial Corp.	53,050	571,879
Brookline Bancorp, Inc.	61,750	535,990
Campus Crest Communities, Inc. REIT	46,670	538,572
Capitol Federal Financial, Inc.	48,590	589,883
Capstead Mortgage Corp. REIT	51,300	620,730
CVB Financial Corp.	45,250	532,140
First Financial Bancorp	36,690	546,681
Hanover Insurance Group, Inc. (The)	8,845	432,786
Hercules Technology Growth Capital,
Inc.	31,020	432,419
Iberiabank Corp.	11,390	610,618
Infinity Property & Casualty Corp.	11,340	677,678
National Bank Holdings Corp. - Class A	21,830	430,051
New Residential Investment Corp. REIT	81,825	551,500
Oritani Financial Corp.	6,180	96,902
Sterling BanCorp.	31,715	368,528
Sterling Financial Corp.	18,870	448,729
Summit Hotel Properties, Inc. REIT	37,870	357,872
Tower Group International Ltd.	13,580	278,526
UMB Financial Corp.	10,890	606,246
Washington Federal, Inc.	1,910	36,061
Washington Real Estate Investment
Trust REIT	19,450	523,400
Westamerica Bancorporation†	13,685	625,268
		11,077,515

Industrials — 19.8%
ABM Industries, Inc.	40,160	984,322
Acacia Research Corp.	21,520	480,972
Astec Industries, Inc.	50	1,714
Brady Corp.- Class A	12,990	399,183
Curtiss-Wright Corp.	22,705	841,447
Forward Air Corp.	10,750	411,510
Granite Construction, Inc.	25,945	772,123
Harsco Corp.	19,070	442,233
Kaydon Corp.	26,500	730,075
Knight Transportation, Inc.	40,330	678,351
Resources Connection, Inc.	60,620	703,192
Ritchie Bros Auctioneers, Inc. (Canada)†	20,230	388,821
Simpson Manufacturing Co., Inc.	18,680	549,566
		7,383,509

Information Technology — 13.8%
ADTRAN, Inc.	17,335	426,614
Brooks Automation, Inc.	63,260	615,520
Cohu, Inc.	32,440	405,500
Diebold, Inc.	21,250	715,912
Forrester Research, Inc.	130	4,770
Intersil Corp.- Class A	99,400	777,308
Methode Electronics, Inc.	1,528	25,991
Micrel, Inc.	84,241	832,301
MKS Instruments, Inc.	22,440	595,558
Tessera Technologies, Inc.	35,850	745,680
		5,145,154

Materials — 12.1%
AMCOL International Corp.	16,890	535,244
Cabot Corp.	20,495	766,923
Globe Specialty Metals, Inc.	46,220	502,411
Haynes International, Inc.	7,340	351,366
Kronos Worldwide, Inc.†	24,890	404,214
Noranda Aluminum Holding Corp.	67,730	218,768
Schnitzer Steel Industries, Inc.- Class A	19,426	454,180
Tronox Ltd.- Class A†	31,140	627,471
US Silica Holdings, Inc.†	30,840	640,855
		4,501,432

Consumer Discretionary — 11.1%
Dana Holding Corp.	4,350	83,781
Ethan Allen Interiors, Inc.†	14,360	413,568
Finish Line, Inc. (The) - Class A	35,170	768,816
Fred's, Inc. - Class A	18,850	291,986
Guess?, Inc.†	16,030	497,411
Hillenbrand, Inc.	9,240	219,080
Jones Group, Inc. (The)	34,470	473,962
Men's Wearhouse, Inc. (The)	16,220	613,927
Regis Corp.	15,250	250,405
Sotheby's	13,650	517,472
		4,130,408

Energy — 5.1%
Gulfmark Offshore, Inc. - Class A	10,050	453,154
Tidewater, Inc.	11,905	678,228
Tsakos Energy Navigation Ltd.	43,360	206,827
W&T Offshore, Inc.	40,510	578,888
		1,917,097

Health Care — 4.3%
Hill-Rom Holdings, Inc.	8,120	273,482
Meridian Bioscience, Inc.	24,604	528,986
Quality Systems, Inc.	19,480	364,471
STERIS Corp.	9,435	404,573
Techne Corp.	150	10,361
		1,581,873

Consumer Staples — 1.1%
Andersons, Inc. (The)	7,425	394,936
Total Common Stocks		$36,131,924

15

Touchstone Small Company Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Investment Funds— 10.2%
Invesco Government & Agency
Portfolio, Institutional Class**	2,966,023	$2,966,023
Touchstone Institutional Money Market
Fund^	839,211	839,211
Total Investment Funds		$3,805,234

Total Investment Securities —107.2%
(Cost $38,046,171)		$39,937,158

Liabilities in Excess of Other Assets — (7.2%)		(2,684,116)

Net Assets — 100.0%		$37,253,042

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2013 was $2,909,325.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Informations:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$36,131,924	$—	$—	$36,131,924
Investment Funds	3,805,234	—	—	3,805,234

				$39,937,158

See accompanying Notes to Portfolios of Investments.

16

Portfolio of Investments
Flexible Income Fund – June 30, 2013 (Unaudited)

Principal		Market
Amount(A)		Value

	Corporate Bonds— 33.2%

	Financials — 14.5%
$375,000	American Financial Group, Inc.,
	9.875%, 6/15/19	$485,024
2,000,000	American Tower Corp.,
	4.500%, 1/15/18	2,133,016
1,000,000	AXA SA, 144a, 6.379%, 12/31/49(B)	972,500
730,000	Bank of New York Mellon Corp. (The),
	4.500%, 12/29/49(B)	686,200
1,240,000	BioMed Realty LP, 3.850%, 4/15/16	1,300,253
1,750,000	Charles Schwab Corp. (The),
	7.000%, 2/28/49(B)	1,951,250
1,645,000	Citigroup, Inc., 5.350%, 5/29/49(B)	1,542,188
4,101,000	DDR Corp. MTN, 7.500%, 7/15/18	4,891,119
1,500,000	Doric Nimrod Air Alpha 2013-1 Pass
	Through Trust, 144a,
	6.125%, 11/30/19	1,500,000
2,993,844	Doric Nimrod Air Finance Alpha Ltd.
	2012-1 Class B Pass Through Trust,
	144a, 6.500%, 5/30/21	3,050,808
1,850,000	Export-Import Bank of Korea,
	4.375%, 9/15/21	1,874,955
2,000,000	Ford Motor Credit Co. LLC,
	4.250%, 2/3/17	2,089,652
5,400,000	General Electric Capital Corp., Ser A,
	7.125%, 12/15/49(B)	6,102,000
1,600,000	Goldman Sachs Capital II,
	4.000%, 6/1/43(B)	1,272,000
2,250,000	Hutchison Whampoa International 11
	Ltd., 144a, 3.500%, 1/13/17	2,318,389
2,550,000	JPMorgan Chase & Co.,
	7.900%, 4/29/49(B)	2,881,500
500,000	PNC Financial Services Group, Inc.,
	4.494%, 5/29/49(B)	497,250
435,000	PNC Financial Services Group, Inc.,
	4.850%, 5/29/49(B)	405,638
1,625,000	PNC Financial Services Group, Inc.,
	6.750%, 7/29/49(B)	1,763,125
3,600,000	Wachovia Capital Trust III,
	5.570%, 12/31/49(B)	3,532,500
1,175,000	Wells Fargo & Co., Ser K,
	7.980%, 3/29/49(B)	1,327,750
		42,577,117

	Consumer Discretionary — 7.4%
1,250,000	Dana Holding Corp., 6.500%, 2/15/19	1,329,688
1,000,000	DIRECTV Holdings LLC,
	5.200%, 3/15/20	1,079,723
956,000	Lear Corp., 7.875%, 3/15/18	1,020,530
1,250,000	Macy's Retail Holdings, Inc.,
	6.650%, 7/15/24	1,477,111
970,000	MGM Resorts International,
	4.250%, 4/15/15	1,085,794
1,560,000	Newell Rubbermaid, Inc.,
	4.000%, 6/15/22	1,567,067
1,000,000	O'Reilly Automotive, Inc.,
	3.800%, 9/1/22	985,632
3,600,000	Royal Caribbean Cruises Ltd.,
	5.250%, 11/15/22†	3,528,000
1,427,000	Standard Pacific Corp.,
	10.750%, 9/15/16	1,694,562
2,000,000	Toll Brothers Finance Corp.,
	5.875%, 2/15/22	2,090,000
1,250,000	United States Cellular Corp.,
	6.700%, 12/15/33	1,217,815
1,647,000	Visteon Corp., 6.750%, 4/15/19	1,733,468
2,920,000	Whirlpool Corp. MTN, 3.700%, 3/1/23	2,798,569
		21,607,959

	Industrials — 4.8%
2,510,000	Asciano Finance Ltd., 144a,
	3.125%, 9/23/15	2,564,856
2,500,000	B/E Aerospace, Inc., 5.250%, 4/1/22	2,487,500
3,075,000	Continental Airlines 2012-2 Class A
	Pass Through Trust,
	4.000%, 10/29/24	3,067,312
2,881,352	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust, 6.718%, 1/2/23	3,140,673
2,750,000	US Airways 2012-2 Class A Pass
	Through Trust, 4.625%, 6/3/25	2,722,500
		13,982,841

	Energy — 2.6%
2,450,000	DCP Midstream LLC, 144a,
	5.850%, 5/21/43(B)	2,352,000
1,800,000	Enbridge Energy Partners LP,
	4.200%, 9/15/21	1,830,132
1,000,000	Enterprise Products Operating LLC,
	4.050%, 2/15/22	1,022,013
850,000	Gazprom OAO Via Gaz Capital SA,
	144a, 7.510%, 7/31/13	852,975
1,500,000	Kinder Morgan Energy Partners LP,
	3.950%, 9/1/22	1,479,712
		7,536,832

	Materials — 1.6%
1,525,000	FMG Resources August 2006 Pty Ltd.,
	144a, 7.000%, 11/1/15	1,540,250
2,500,000	Freeport-Mcmoran Copper & Gold,
	Inc., 3.550%, 3/1/22	2,270,892
1,000,000	Rio Tinto Finance USA Ltd.,
	3.500%, 11/2/20	994,959
		4,806,101

	Information Technology — 1.0%
1,760,000	CA, Inc., 5.375%, 12/1/19	1,913,988
1,000,000	KLA-Tencor Corp., 6.900%, 5/1/18	1,164,111
		3,078,099

	Utilities — 0.8%
1,000,000	NextEra Energy Capital Holdings, Inc.,
	6.650%, 6/15/67(B)	1,042,500
875,000	SSE PLC MTN (GBP), 5.453%, 9/29/49(B)	1,370,365
		2,412,865

17

Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Corporate Bonds — 33.2% (Continued)

	Health Care — 0.5%
$1,500,000	Cigna Corp., 4.000%, 2/15/22	$1,539,933
	Total Corporate Bonds	$97,541,747

	Sovereign Government Obligations — 8.4%
1,870,000	Brazil Notas do Tesouro Nacional Serie
	F (BRL), 10.000%, 1/1/14	839,729
1,900,000	Brazil Notas do Tesouro Nacional Serie
	F (BRL), 10.000%, 1/1/17	830,372
67,320,000	Mexican Bonos (MXN),
	6.250%, 6/16/16	5,447,488
4,300,000	New Zealand Government Bond
	(NZD), 6.000%, 12/15/17	3,686,826
7,500,000	Poland Government Bond (PLN),
	5.000%, 4/25/16	2,355,164
3,700,000	Province of British Columbia (CAD),
	5.300%, 6/18/14	3,654,440
1,850,000	Province of New Brunswick Canada
	(CAD), 4.300%, 12/3/15	1,871,971
4,500,000	Province of Ontario Canada (CAD),
	1.900%, 9/8/17	4,234,287
1,800,000	South Australian Government
	Financing Authority (AUD),
	5.750%, 9/20/17	1,784,400
	Total Sovereign Government
	Obligations	$24,704,677

	Agency Collateralized Mortgage
	Obligations — 4.9%
2,402,129	FHLMC REMIC, Ser 2638 Class ST,
	7.459%, 2/15/18(B)	102,870
3,044,272	FHLMC REMIC, Ser 3199 Class DS,
	6.959%, 8/15/36(B)	545,541
4,459,544	FNMA REMIC, Ser 2008-60 Class SA,
	6.310%, 7/25/38(B)	563,453
19,357,164	GNMA, Ser 2010-66 Class IO,
	1.309%, 6/16/52(B)	1,250,666
14,288,178	GNMA, Ser 2011-126 Class IO,
	1.592%, 4/16/53(B)	1,126,694
11,663,844	GNMA, Ser 2011-64 Class IX,
	0.898%, 10/16/44(B)	718,796
15,671,916	GNMA, Ser 2011-78, Class IX,
	1.219%, 8/16/46(B)	1,076,488
5,895,978	GNMA, Ser 2011-83, Class NI,
	4.500%, 10/16/37	820,431
29,460,073	GNMA, Ser 2012-22, Class IO,
	1.599%, 10/16/53(B)	2,424,063
13,047,497	GNMA, Ser 2012-27 Class IO,
	1.352%, 4/16/53(B)	970,877
19,531,925	GNMA, Ser 2012-33 Class IO,
	1.345%, 6/16/52(B)	1,456,457
17,306,663	GNMA, Ser 2012-46 Class IO,
	1.396%, 9/16/53(B)	1,278,028
15,561,166	GNMA, Ser 2012-67 Class IO,
	1.557%, 10/16/53(B)	1,341,668
9,857,979	GNMA, Ser 2012-86 Class IO,
	1.288%, 12/16/53(B)	$788,500
	Total Agency Collateralized
	Mortgage Obligations	$14,464,532

	Commercial Mortgage-Backed Securities — 3.6%
2,300,000	Bear Stearns Commercial Mortgage
	Securities Trust 2005-PWR8, Ser
	2005-PWR8, Class AJ,
	4.750%, 6/11/41	2,377,719
2,170,000	GS Mortgage Securities Corp. II, Ser
	2013-GC10 Class A5,
	2.943%, 2/10/46	2,018,267
2,530,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2001-CIB2, Class D,
	6.847%, 4/15/35(B)	2,573,346
980,335	Nomura Asset Acceptance Corp.
	Alternative Loan Trust Series
	2005-AR4, 4.176%, 8/25/35(B)	936,126
2,375,000	Wachovia Bank Commercial Mortgage
	Trust Series 2006-C23,
	5.466%, 1/15/45(B)	2,556,566
	Total Commercial
	Mortgage-Backed Securities	$10,462,024

	Asset-Backed Securities — 2.2%
812,662	ACS Pass Through Trust, Ser 2006-1A,
	Class G1, 144a, 0.461%, 6/20/31(B)	733,428
1,212,877	Conseco Financial Corp., Ser 1998-4,
	Class A7, 6.870%, 4/1/30(B)	1,291,616
1,464,720	Countrywide Asset-Backed
	Certificates, Ser 2007-1, Class 2A2,
	0.293%, 7/25/37(B)	1,397,877
850,000	Ford Credit Auto Owner Trust 2013-A,
	1.860%, 8/15/19	822,916
869,387	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	959,130
1,109,686	RAMP Trust, Ser 2003-RZ5, Class A7,
	4.970%, 9/25/33(C)	1,154,295
	Total Asset-Backed Securities	$6,359,262

	U.S. Government Mortgage-Backed
	Obligations — 1.3%
51,093	FHLMC, Pool #972110,
	2.376%, 10/1/32(B)	51,607
204,887	FHLMC, Pool #G03170, 6.500%, 8/1/37	228,851
216,784	FHLMC, Pool #G12780, 6.500%, 9/1/22	240,647
27,539	FNMA, Pool #738900,
	2.560%, 7/1/18(B)	27,534
275,999	FNMA, Pool #844415, 5.500%, 10/1/35	301,012
1,152,239	FNMA, Pool #AB1952, 4.000%, 12/1/40	1,209,213
826,864	FNMA, Pool #AB1953, 4.000%, 12/1/40	867,216
1,003,507	FNMA, Pool #AB3387, 4.000%, 8/1/41	1,047,998
	Total U.S. Government
	Mortgage-Backed Obligations	$3,974,078

18

Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Term Loan— 0.9%

	Financials — 0.9%
$2,710,000	VML US Finance LLC Loan Tranche
	Term Loan, 11/15/16(D)	$2,677,263

	Non-Agency Collateralized Mortgage
	Obligations — 0.7%
250,860	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(C)	260,376
714,555	Countrywide Alternative Loan Trust,
	Ser 2004-30CB, Class 3A1,
	5.000%, 2/25/20	734,511
11,614	Merrill Lynch Mortgage Investors, Inc.,
	Ser 2003-A1, Class 2A,
	2.329%, 12/25/32(B)	11,739
515,704	RALI Trust, Series 2004-QS6 Class A1,
	5.000%, 5/25/19	522,273
526,940	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2004-X Class
	1A5, 2.665%, 11/25/34(B)	521,804
101,950	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2006-3 Class A1,
	5.500%, 3/25/36	101,583
	Total Non-Agency Collateralized
	Mortgage Obligations	$2,152,286

	U.S. Treasury Obligation — 0.7%
2,055,000	U.S. Treasury Inflation Indexed Bonds,
	0.125%, 1/15/23	2,007,511

Shares

	Preferred Stocks— 28.9%

	Financials — 19.2%
54,000	Alexandria Real Estate Equities, Inc.,
	Ser E REIT, 6.45%	1,350,000
61,750	American Financial Group, Inc., 7.00%	1,630,200
107,000	Arch Capital Group Ltd., Ser C
	(Bermuda), 6.75%	2,757,390
86,750	Aviva PLC (United Kingdom), 8.25%	2,367,408
44,484	CBL & Associates Properties, Inc. REIT,
	7.38%	1,125,445
53,450	Citigroup Capital XIII, 7.88%(B)	1,488,582
21,839	CoBank ACB, 6.13%	2,172,980
60,000	Corporate-Backed Trust Certificates,
	Ser AIG, 6.13%	1,451,400
9,111	Corporate-Backed Trust Certificates,
	Ser HSBC, 6.25%	235,064
110,600	Digital Realty Trust, Inc., Ser E REIT,
	7.00%	2,831,360
35,700	Duke Realty Corp. REIT, 6.50%	891,072
177,505	Endurance Specialty Holdings Ltd., Ser
	B (Bermuda), 7.50%	4,767,784
34,855	First Niagara Financial Group, Inc., Ser
	B, 8.63%(B)	993,368
1,000	First Tennessee Bank NA, 144a,
	3.75%(B)	770,312
66,880	Kimco Realty Corp., Ser H REIT, 6.90%	1,714,134
92,526	Kimco Realty Corp., Ser I REIT, 6.00%	2,302,972
87,000	Lloyds Banking Group PLC (United
	Kingdom), 7.75%	2,324,640
24,800	Merrill Lynch Preferred Capital Trust III,
	7.00%	622,728
51,690	Metlife, Inc., 5.00%	2,832,095
76,000	PNC Financial Services Group, Inc., Ser
	P, 6.13%(B)	2,043,640
46,000	PS Business Parks, Inc., Ser S REIT,
	6.45%	1,156,900
67,000	PS Business Parks, Inc., Ser U REIT,
	6.75%	1,563,110
30,000	Public Storage, Ser P REIT, 6.35%	766,500
92,000	Public Storage REIT, 5.90%	2,300,000
62,925	Public Storage REIT, 6.50%	1,613,397
82,800	Realty Income Corp., Ser F REIT, 6.63%	2,132,100
88,000	Regency Centers Corp., Ser 6 REIT,
	6.63%	2,238,720
28,220	Renaissancere Holdings Ltd., Ser C
	(Bermuda), 6.08%	695,059
28,500	Stifel Financial Corp., 6.70%	741,570
73,200	US Bancorp, Ser F, 6.50%(B)†	2,056,920
70,000	US Bancorp, Ser G, 6.00%(B)	1,918,700
73,775	Vornado Realty LP REIT, 7.88%	1,949,873
26,000	Vornado Realty Trust, Ser J REIT, 6.88%	670,800
		56,476,223

	Utilities — 3.0%
35,000	Alabama Power Co., 6.45%	937,300
51,000	DTE Energy Co., 6.50%	1,326,510
20,000	Entergy Louisiana LLC, 5.88%	507,200
84,000	Entergy Mississippi, Inc., 6.00%	2,120,160
20,000	Georgia Power Co., Ser 07-A, 6.50%	2,120,000
18,588	Southern California Edison Co.,
	4.32%(B)	1,884,940
		8,896,110

	Consumer Discretionary — 2.8%
60,000	Comcast Corp., 5.00%†	1,463,400
64,500	General Motors Co., Ser B, 4.75%	3,106,320
107,009	Telephone & Data Systems, Inc., 6.88%	2,737,290
30,000	Telephone & Data Systems, Inc., 5.88%	718,500
		8,025,510

	Industrials — 2.6%
154,100	Seaspan Corp. (Marshall Islands),
	9.50%†	4,151,454
110,200	Stanley Black & Decker, Inc., 5.75%	2,695,492
13,650	United Technologies Corp., 7.50%	810,264
		7,657,210

	Materials — 0.8%
137,200	AngloGold Ashanti Holdings Finance
	PLC (Isle of Man), 6.00%	2,361,212

19

Flexible Income Fund (Unaudited) (Continued)

		Market
Shares		Value

	Preferred Stocks — 28.9% (Continued)

	Energy — 0.5%
29,200	Apache Corp., Ser D, 6.00%	$1,394,008
	Total Preferred Stocks	$84,810,273

	Common Stocks— 10.4%

	Financials — 2.6%
40,368	American Capital Agency Corp. REIT	928,060
60,600	CYS Investments, Inc. REIT	558,126
45,205	Hospitality Properties Trust REIT	1,187,987
113,556	Starwood Property Trust, Inc. REIT	2,810,511
193,142	Two Harbors Investment Corp. REIT	1,979,706
		7,464,390

	Health Care — 2.1%
29,112	Covidien PLC (Iran)	1,829,398
19,342	Johnson & Johnson	1,660,704
48,618	Pfizer, Inc.	1,361,790
23,029	Roche Holding AG ADR (Switzerland)	1,424,689
		6,276,581

	Utilities — 1.9%
17,529	NextEra Energy, Inc.	1,428,263
62,770	PPL Corp.*	3,390,835
21,440	Wisconsin Energy Corp.	878,826
		5,697,924

	Energy — 1.5%
66,027	BP PLC ADR (United Kingdom)	2,755,968
17,416	Occidental Petroleum Corp.	1,554,030
		4,309,998

	Industrials — 1.2%
16,642	Eaton Corp. PLC	1,095,210
15,140	Honeywell International, Inc.	1,201,208
19,929	Ryder System, Inc.	1,211,484
		3,507,902

	Consumer Staples — 0.4%
14,392	Philip Morris International, Inc.	1,246,635

	Telecommunication Services — 0.4%
29,100	BCE, Inc. (Canada)	1,193,682

	Information Technology — 0.3%
18,917	Analog Devices, Inc.	852,400
	Total Common Stocks	$30,549,512

	Exchange Traded Fund — 1.0%
66,837	WisdomTree Japan Hedged Equity
	Fund	3,048,436

	Investment Funds— 7.4%
135,400	American Income Fund, Inc.	1,049,350
23,600	Eaton Vance Tax-Advantaged
	Dividend Income Fund	430,936
5,410,575	Invesco Government & Agency
	Portfolio, Institutional Class**	5,410,575
14,737,828	Touchstone Institutional Money
	Market Fund^	14,737,828
	Total Investment Funds	$21,628,689

Total Investment Securities —103.6%
(Cost $302,991,587)	$304,380,290

Liabilities in Excess of Other Assets — (3.6%)	(10,440,276)

Net Assets — 100.0%	$293,940,014

(A)	Principal amount stated in U.S. dollars unless otherwise noted.

(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2013.

(C)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at June 30, 2013.

(D)	This security has not settled. Full contract rates do not take effect until settlement date.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2013 was $5,307,131.

Portfolio Abbreviations:

ADR - American Depositary Receipt

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

GBP - British Pound

GNMA - Government National Mortgage Association

JPY - Japanese Yen

20

Flexible Income Fund (Unaudited) (Continued)

KRW - South Korean Won

MXN - Mexican Peso

NZD - New Zealand Dollar

PLN - Polish Zloty

LLC - Limited Liability Company

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013 these securities were valued at $16,655,518 or 5.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$97,541,747	$—	$97,541,747
Sovereign Government Obligations	—	24,704,677	—	24,704,677
Agency Collateralized Mortgage Obligations	—	14,464,532	—	14,464,532
Commercial Mortgage-Backed Securities	—	10,462,024	—	10,462,024
Asset-Backed Securities	—	6,359,262	—	6,359,262
U.S. Government Mortgage-Backed Obligations	—	3,974,078	—	3,974,078
Term Loan	—	2,677,263	—	2,677,263
Non-Agency Collateralized Mortgage Obligations	—	2,152,286	—	2,152,286
U.S. Treasury Obligation	—	2,007,511	—	2,007,511
Preferred Stocks	84,810,273	—	—	84,810,273
Common Stocks	30,549,512	—	—	30,549,512
Exchanged Traded Fund	3,048,436	—	—	3,048,436
Investment Funds	21,628,689	—	—	21,628,689
				$304,380,290

21

Flexible Income Fund (Unaudited) (Continued)

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments***
Assets:
Forward Currency Contracts	$—	$376,402	$—	$376,402
Interest Rate Contracts - Futures	$107,775	—	—	107,775
				$484,177
Liabilities:
Forward Currency Contracts	$—	$(34,190)	$—	$(34,190)
Interest Rate Contracts - Futures	(113,206)	—	—	(113,206)
				$(147,396)

*** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation).

Futures Contracts

At June 30, 2013, $1,390,780 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Morgan Stanley, open at June 30, 2013:

				Unrealized
	Expiration	Number of	Notional	Appreciation/
Description	Date	Contracts	Value	(Depreciation)
Long Futures:
90 Day Euro Futures	December 2013	250	62,265,625	$(4,925)
Short Futures:
90 Day Euro Futures	March 2015	250	61,984,375	107,775
US 10 Year Note	September 2013	90	11,397,656	(108,281)
				(506)
				$(5,431)

Forward Foreign Currency Exchange Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Value Date	Receive		Deliver		(Depreciation)
Brown Brothers Harriman	07/19/2013	USD	1,846,465	AUD	1,800,000	$202,893
Brown Brothers Harriman	07/23/2013	USD	1,650,974	BRL	3,770,000	(28,737)
Brown Brothers Harriman	07/23/2013	USD	4,925,258	JPY	485,000,000	34,691
Brown Brothers Harriman	07/23/2013	USD	1,487,256	JPY	145,000,000	25,127
Brown Brothers Harriman	07/23/2013	USD	4,390,828	KRW	4,950,000,000	62,360
Brown Brothers Harriman	07/23/2013	USD	2,304,856	PLN	7,500,000	51,331
Brown Brothers Harriman	08/07/2013	USD	4,744,058	CAD	5,000,000	(5,453)
						$342,212

See accompanying Notes to Portfolios of Investments.

22

Notes to Portfolios of Investments
June 30, 2013 (Unaudited)

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940 . Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2013, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic or sector allocation.

All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended June 30, 2013, there were no transfers between Levels 1, 2 and 3 for all Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board ofTrustees and are categorized in Level 3. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and translated to U.S. dollars using currency exchange rates.

Level 2 Valuation— Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Funds to be significantly different from the closing value on the non-U.S. exchange and

23

Notes to Portfolios of Investments (Unaudited) (Continued)

may affect the calculation of the NAV of the Funds. Any debt securities held by the Funds for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation— Securities held by the Funds that do not have readily available market quotations, or securities for which the available market quotations are not reliable, are priced at their fair value using procedures approved by the Funds’ Board ofTrustees. The Funds may use fair value pricing under the following circumstances, among others:

•  If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•   If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Options— The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing call options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchasers of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted

24

Notes to Portfolios of Investments (Unaudited) (Continued)

sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. As of June 30, 2013, the Funds had no written options.

Futures Contracts—A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return. In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules of the Securities and Exchange Commission (the “SEC”) interpretations thereunder. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the funds could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. As of June 30, 2013, the Flexible Income Fund held future contracts as shown on the Portfolio of Investments and had cash in the amount of $1,390,780 held as collateral for future contracts.

Swap Contracts—The Funds may enter into swap transactions, which are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

25

Notes to Portfolios of Investments (Unaudited) (Continued)

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

Swaps other than security-based swaps are included in the definition of “commodity interests” under the Commodity Exchange Act (the “CEA”). Under recent amendments to Rule 4.5 under the CEA, a Fund may be considered a commodity pool if it trades more than a de minimis amount of commodity interests (including swaps). Under such circumstances, the Fund and its investment advisor may be subject to regulation by the Commodity Futures Trading Commission (“CFTC”). None of theTouchstone Funds intends to trade above the de minimis limitation, and the Flexible Income Fund’s investment advisor has claimed an exemption from registering with the CFTC.

A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a referenced debt obligation. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds.

As the protection buyer in a credit default swap, a Fund may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans to the protection seller and receive the par (or other agreed-upon) value upon default or similar events by the issuer of the underlying reference obligation. If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Fund. As the protection buyer, the Fund bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Fund in the event of a default or similar event. In addition, when the Fund is a protection buyer, the Fund’s investment would only generate income in the event of an actual default or similar event by the issuer of the underlying reference obligation.

A Fund may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Fund, as the protection seller, would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default or similar event by the third-party issuer of the underlying reference obligation. In return for its obligation, the Fund would receive from the protection buyer a periodic stream of payments over the term of the contract. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As the protection seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. Consistent with SEC staff guidance, if a Fund sells a credit default swap it will segregate assets equal to the full notional amount of the swap in order to cover its obligations under the instrument.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

As of June 30, 2013, the Funds did not hold any swap contracts.

26

Notes to Portfolios of Investments (Unaudited) (Continued)

Foreign currency translation—The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts—A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended June 30, 2013, the Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the market value of the loaned securities. The loaned securities are secured by collateral valued at least equal to the market value of the securities loaned plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’custodian into an approved investment vehicle.

As of June 30, 2013, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Diversified Small Cap Growth Fund	$1,435,999	$1,446,478
Growth Opportunities Fund	7,030,393	7,210,520
Large Cap Growth Fund	68,570,690	70,054,456
Mid Cap Growth Fund	14,673,393	14,886,871
Focused Fund	28,110,041	29,150,201
International Value Fund	3,459,968	3,619,491
Small Company Value Fund	2,909,325	2,966,023
Flexible Income Fund	5,307,131	5,410,575

27

Notes to Portfolios of Investments (Unaudited) (Continued)

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned.

Unrealized gain or loss on the market value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of June 30, 2013, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Diversified Small Cap Growth Fund	$27,369,694	$5,715,678	$(778,908)	$4,936,770
Growth Opportunities Fund	194,546,618	34,949,905	(6,950,450)	27,999,455
Large Cap Growth Fund	841,264,285	113,349,512	(19,780,014)	93,569,498
Mid Cap Growth Fund	567,084,678	102,143,487	(18,231,787)	83,911,701
Focused Fund	731,958,788	52,829,104	(15,820,798)	37,008,306
International Value Fund	128,128,513	5,726,972	(7,972,730)	(2,245,758)
Mirco Cap Value Fund	40,681,038	2,656,683	(795,583)	1,861,100
Small Company Value Fund	38,046,171	3,166,631	(1,275,644)	1,890,987
Flexible Income Fund	302,991,587	10,238,753	(8,850,050)	1,388,703

28

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	08/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	08/27/13

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	08/27/13

* Print the name and title of each signing officer under his or her signature.